Trade and other receivables - Summary of Aging of Group's Net Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 602	€ 502
Financial Assets Past Due but Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	602	502
Financial Assets Past Due but Not Impaired | Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	411	317
Financial Assets Past Due but Not Impaired | Overdue 1 – 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	92	91
Financial Assets Past Due but Not Impaired | Overdue 31 – 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	53	49
Financial Assets Past Due but Not Impaired | Overdue 60 – 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	26	19
Financial Assets Past Due but Not Impaired | Overdue more than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 20	€ 26